Interest Expense	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
INTEREST EXPENSE

9. INTEREST EXPENSE

For the years ended December 31,	2023	2022	2021
Interest on indebtedness	$252,257	$197,491	$151,462
Interest on derivative instruments	—	3,040	12,503
Interest on satellite performance incentive payments	1,464	1,797	2,236
Interest on significant financing component	15,713	17,229	18,854
Interest on employee benefit plans (Note 32)	(607)	588	1,440
Interest on leases	1,523	1,611	1,499
Interest expense	$270,350	$221,756	$187,994